VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—97.8%
Communication Services—3.4%
Addcn Technology Co., Ltd. (Taiwan)	834,324	$3,876
Dayamitra Telekomunikasi PT (Indonesia)	73,418,400	2,217
Sarana Menara Nusantara Tbk PT (Indonesia)	231,232,486	4,708
		10,801

Consumer Discretionary—5.0%
Allegro.eu S.A. (Poland)(1)	1,196,218	12,025
Union Auction PCL Foreign Shares (Thailand)	32,292,800	3,985
		16,010

Consumer Staples—12.7%
BBB Foods, Inc. Class A (Mexico)(1)	267,359	11,141
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,255,000	5,060
Chongqing Brewery Co., Ltd. Class A (China)	359,700	2,189
Clicks Group Ltd. (South Africa)	386,565	5,368
Hagar hf (Iceland)	6,831,070	6,460
Heineken Malaysia Bhd (Malaysia)	2,141,900	10,201
		40,419

Financials—16.6%
BR Advisory Partners Participacoes S.A. (Brazil)	1,865,128	5,297
Caixa Seguridade Participacoes S.A. (Brazil)	5,884,923	22,515
Kaspi.KZ JSC ADR (Kazakhstan)	61,759	5,351
Kfin Technologies Ltd. (India)	322,085	2,993
Optima bank S.A. (Greece)	544,310	6,219
Qualitas Controladora SAB de C.V. (Mexico)	1,037,502	10,400
		52,775

Health Care—7.7%
Haw Par Corp., Ltd. (Singapore)	1,199,474	14,704
Riverstone Holdings Ltd. (Singapore)	14,657,200	9,687
		24,391

Industrials—43.4%
Computer Age Management Services Ltd. (India)	939,773	7,911
Epiroc AB Class B (Sweden)	598,478	13,875
Esab Corp. (United States)	53,171	5,244
Ferreycorp SAA (Peru)	5,668,680	6,944
GFC Ltd. (Taiwan)	445,106	1,684
GPS Participacoes e Empreendimentos S.A. (Brazil)	4,092,778	9,205
Haitian International Holdings Ltd. (China)	3,936,218	9,410
HD Hyundai Marine Solution Co., Ltd. (South Korea)	56,691	8,215
Humanica PCL Foreign Shares (Thailand)	8,253,700	1,133
Jack Technology Co., Ltd. Class A (China)	1,115,973	5,959
JVM Co., Ltd. (South Korea)	319,658	4,343
Kerry TJ Logistics Co., Ltd. (Taiwan)	1,642,000	1,487
Lumax International Corp., Ltd. (Taiwan)	1,606,000	6,201
NICE Information Service Co., Ltd. (South Korea)	1,011,060	8,966
	Shares	Value

Industrials—continued
Precision Tsugami China Corp., Ltd. (Cayman Islands)	968,000	$8,670
S-1 Corp. (South Korea)	207,617	9,555
Sporton International, Inc. (Taiwan)	1,999,268	11,987
Tegma Gestao Logistica S.A. (Brazil)	2,083,897	12,058
VAT Group AG (Switzerland)	5,899	5,156
		138,003

Information Technology—2.3%
LEENO Industrial, Inc. (South Korea)	47,813	2,592
Oracle Financial Services Software Ltd. (India)	42,087	4,791
		7,383

Materials—6.7%
Avia Avian Tbk PT (Indonesia)	279,377,660	4,875
Corp. Moctezuma SAB de C.V. (Mexico)	3,467,581	16,518
		21,393

Total Common Stocks (Identified Cost $286,050)		311,175

Total Long-Term Investments—97.8% (Identified Cost $286,050)		311,175

TOTAL INVESTMENTS—97.8% (Identified Cost $286,050)		$311,175
Other assets and liabilities, net—2.2%		7,158
NET ASSETS—100.0%		$318,333

Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
Brazil	16%
Mexico	12
South Korea	11
Taiwan	8
Singapore	8
China	5
India	5
Other	35
Total	100%
† % of total investments as of June 30, 2026.
See Notes to Schedule of Investments

VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$311,175	$311,175
Total Investments	$311,175	$311,175
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Schedule of Investments

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.